Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	39,699,102
Proposed Maximum Offering Price per Unit | $ / shares	41.12
Maximum Aggregate Offering Price	$ 1,632,427,074.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 225,438.18
Offering Note

(1)
The registration fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, IREN Limited (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-284369), filed with the Securities and Exchange Commission (the “SEC”) on August 28, 2025.

(2)
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of the Company's ordinary shares, no par value. The maximum aggregate offering price of that offering is $1,632,427,074.24.